Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 11,340,459	$ 11,799,333
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	41,516,788	39,784,720
Depreciation and amortization	3,653,580	3,651,447
Provision for (prepaid) deferred income taxes	(72,883)	256,206
Other	(148,868)	(339,217)
Decrease (increase) in miscellaneous other assets	498,256	761,489
Decrease in other liablities	2,982,490	(1,235,936)
Net Cash Provided by (Used in) Operating Activities	59,769,822	54,678,042
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(374,176,645)	(396,539,863)
Loan liquidations	325,016,295	310,621,362
Purchases of marketable debt securities	(13,691,351)	(3,265,479)
Redemptions of marketable debt securities	4,655,000	19,458,211
Fixed asset additions, net	(2,148,222)	(3,984,503)
Fixed asset proceeds from sales	53,185	70,059
Net Cash Provided by (Used in) Investing Activities	(60,291,738)	(73,640,213)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	8,777,759	1,578,466
Advances on credit line	127,588,003	135,737,281
Payments on credit line	(140,713,003)	(98,717,281)
Commercial paper issued	53,655,309	58,717,169
Commercial paper redeemed	(45,706,126)	(38,374,429)
Subordinated debt securities issued	4,973,697	4,712,414
Subordinated debt securities redeemed	(4,162,504)	(6,507,872)
Dividends / Distributions	(100,000)	(2,696,082)
Net Cash Provided by (Used in) Financing Activities	4,313,135	54,449,666
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,791,219	35,487,495
CASH AND CASH EQUIVALENTS, beginning	58,458,580	14,025,868
CASH AND CASH EQUIVALENTS, ending	62,249,799	49,513,363
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for Interest	15,795,797	14,013,622
Income Taxes Paid	2,501,996	2,307,000
Adoption of Lease Accounting Standard ASU 2016-02	$ 0	$ 29,781,213